Document and Entity Information	Jun. 07, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001644406
Document Type	8-K
Document Period End Date	Jun. 07, 2022
Entity Registrant Name	Hostess Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37540
Entity Tax Identification Number	47-4168492
Entity Address, Address Line One	7905 Quivira Road
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(816)
Local Phone Number	701-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	TWNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false